May 2, 2025

Christopher R. Bellacicco, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Emerging Markets Corporate Bond Fund, Inc.
 T. Rowe Price Emerging Markets Corporate Fund

  T. Rowe Price Emerging Markets Corporate Fund—Advisor Class

  T. Rowe Price Emerging Markets Corporate Fund—I Class

  T. Rowe Price Emerging Markets Corporate Fund—Z Class

File Nos.: 002-65539/811-2958

Dear Mr. Bellacicco:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 24, 2025.

The Funds prospectus went effective automatically on May 2, 2025, and the SAI went effective automatically on May 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole
Brian R. Poole

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.